Finance Cost - Summary of Finance cost (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of Finance cost [Abstract]
- Convertible notes	$ 0	$ 0		$ 54
- Leases (Note 17(b))	546	648		742
- Borrowings	0	1,658		1,512
Accretion expenses arising from redeemable convertible preference shares (Note 19)	0	0		11,549
Others	32	90		52
Finance costs	$ 578	$ 2,396	[1]	$ 13,909	[1]

[1]	Certain amounts in the prior year have been (i) reclassified to conform to the current year presentation (see Note 29) (2022 and 2021) and (ii) re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022 (see Note 2) (2022 only).